Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts Payables And Accrued Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 5,480	$ 6,124
Accounts Payables And Accrued Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	5,480	6,124
Accounts Payables And Accrued Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts Payables And Accrued Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts Payables And Accrued Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	179	115
Short-Term Borrowings | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	179	115
Short-Term Borrowings | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,354	4,657
Lease Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	438	426
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	712	746
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	569	596
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,635	2,889
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	11,257	14,594
Long-Term Debt | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	313	401
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	792	983
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	3,007	2,014
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	7,145	11,196
Contingent Payments
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	168	438
Contingent Payments | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	168	271
Contingent Payments | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	167
Contingent Payments | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Contingent Payments | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 0	$ 0